UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/04

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            10/28/04


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$618902
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC COM                  COM              001055102     2952 75283.00 SH       SOLE                 75283.00
ALBERTO-CULVER CO              COM              013068101     1999 45975.00 SH       SOLE                 45975.00
ALBERTSONS INC                 COM              013104104     2507 104768.00SH       SOLE                104768.00
ALLERGAN INC                   COM              018490102      472  6500.00 SH       SOLE                  6500.00
ALTERNATIVE TECH RES           COM              02145H104        8 30000.00 SH       SOLE                 30000.00
AMERICAN INT'L GROUP           COM              026874107    30401 447144.00SH       SOLE                447144.00
AUTOMATIC DATA PROC. INC       COM              053015103    13557 328101.00SH       SOLE                328101.00
AVERY DENNISON CORP            COM              053611109      245  3726.00 SH       SOLE                  3726.00
BANK NEW YORK INC              COM              064057102     2778 95222.00 SH       SOLE                 95222.00
BANKAMERICA CP                 COM              060505104      208  4802.00 SH       SOLE                  4802.00
BAXTER INTERNATIONAL INC       COM              071813109    18283 568501.00SH       SOLE                568501.00
BELLSOUTH                      COM              079860102      256  9448.00 SH       SOLE                  9448.00
BP AMOCO PLC SPONSRD ADR       COM              055622104      206  3588.00 SH       SOLE                  3588.00
BRISTOL MYERS SQUIBB           COM              110122108      299 12653.00 SH       SOLE                 12653.00
CAPITAL AUTOMOTIVE             COM              139733109      213  6824.00 SH       SOLE                  6824.00
CARDINAL HEALTHCARE            COM              14149Y108    19677 449564.00SH       SOLE                449564.00
CHEVRONTEXACO CORP             COM              166764100    11186 208545.00SH       SOLE                208545.00
CHITTENDEN CORP.               COM              170228100      688 25256.25 SH       SOLE                 25256.25
CINTAS CORP COM                COM              172908105    18246 434015.00SH       SOLE                434015.00
CITIGROUP, INC.                COM              172967101    17703 401257.69SH       SOLE                401257.69
COCA COLA CO COM               COM              191216100      304  7601.00 SH       SOLE                  7601.00
COLGATE PALMOLIVE CO COM       COM              194162103      497 10990.00 SH       SOLE                 10990.00
COMPUTER SCIENCES              COM              205363104     5165 109652.00SH       SOLE                109652.00
DARDEN RESTAURANTS             COM              237194105     1035 44400.00 SH       SOLE                 44400.00
DUKE ENERGY CORP.              COM              264399106    24806 1083685.00SH      SOLE               1083685.00
DUPONT                         COM              263534109    16356 382145.00SH       SOLE                382145.00
ECOLAB INC COM                 COM              278865100     5757 183100.00SH       SOLE                183100.00
EQUITABLE RESOURCES INC        COM              294549100     2084 38375.00 SH       SOLE                 38375.00
EXXONMOBIL CORP                COM              30231G102    35261 729598.00SH       SOLE                729598.00
FANNIE MAE                     COM              313586109    21037 331821.00SH       SOLE                331821.00
GANNETT INC                    COM              364730101    20177 240885.00SH       SOLE                240885.00
GENERAL ELECTRIC               COM              369604103    27469 818016.00SH       SOLE                818016.00
GILLETTE CO COM                COM              375766102      230  5500.00 SH       SOLE                  5500.00
INTEL CORP                     COM              458140100    28103 1400923.00SH      SOLE               1400923.00
INTERNATL BUS MACH             COM              459200101    23118 269633.00SH       SOLE                269633.00
JOHNSON & JOHNSON              COM              478160104     8940 158711.00SH       SOLE                158711.00
KIMBERLY-CLARK CORP.           COM              494368103    30969 479475.00SH       SOLE                479475.00
LOWES COS INC COM              COM              548661107    22513 414216.00SH       SOLE                414216.00
MARRIOTT INTL CL A             COM              571903202    20793 400180.00SH       SOLE                400180.00
MCCORMICK CO.                  COM              579780206     9351 272302.00SH       SOLE                272302.00
MERCK & CO., INC               COM              589331107      201  6091.00 SH       SOLE                  6091.00
MICROSOFT CORP COM             COM              594918104    34405 1244287.00SH      SOLE               1244287.00
MINNESOTA MNG & MFG            COM              88579Y101      297  3716.00 SH       SOLE                  3716.00
PEPSICO INC COM                COM              713448108    13137 270036.00SH       SOLE                270036.00
PFIZER, INC                    COM              717081103    27152 887328.00SH       SOLE                887328.00
PITNEY BOWES                   COM              724479100      432  9800.00 SH       SOLE                  9800.00
PROCTER & GAMBLE CO COM        COM              742718109      255  4706.00 SH       SOLE                  4706.00
SOUTHWEST AIRLINES             COM              844741108    15456 1134772.00SH      SOLE               1134772.00
SPDR TR UNIT SER 1             COM              78462F103     3836 34322.00 SH       SOLE                 34322.00
STAPLES INC COM                COM              855030102      368 12340.00 SH       SOLE                 12340.00
SUMMUS INC. (SUMU)             COM              866366107        6 20000.00 SH       SOLE                 20000.00
SUN MICROSYSTEMS               COM              866810104      424 105000.00SH       SOLE                105000.00
SYSCO CORP.                    COM              871829107     1626 54350.00 SH       SOLE                 54350.00
TCF FINANCIAL CORP.            COM              872275102    15391 508105.00SH       SOLE                508105.00
UNITED PARCEL SVC CL B         COM              911312106     9344 123081.00SH       SOLE                123081.00
UNITED TECHNOLOGIES            COM              913017109      793  8488.00 SH       SOLE                  8488.00
VERIZON COMMUNICATIONS         COM              92343V104      245  6224.00 SH       SOLE                  6224.00
VIACOM INC CL B                COM              925524308      454 13542.00 SH       SOLE                 13542.00
WALT DISNEY                    COM              254687106    11744 520780.00SH       SOLE                520780.00
WASHINGTON MUT INC COM         COM              939322103      485 12400.00 SH       SOLE                 12400.00
WELLS FARGO & CO               COM              949746101    17182 288148.00SH       SOLE                288148.00
WW WRIGLEY                     COM              982526105    19448 307180.00SH       SOLE                307180.00
WYETH                          COM              983024100      349  9343.00 SH       SOLE                  9343.00
TENNESSEE VALLEY AUTHORITY STR                  88059ebf0       20 20000.00 SH       SOLE                 20000.00